Equity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
EQUITY

NOTE 7:-	EQUITY

a.	The Ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Stock Option Plans:

Under the Company’s 2007 Stock Option Plan, as amended (“the 2007 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the original 2007 Stock Option Plan, the Company reserved 1,500,000 Ordinary shares for issuance. In 2012, the Company increased the number of Ordinary shares reserved for issuance under the 2007 Plan by additional 1,000,000 Ordinary shares.

On December 31, 2015 the Company’s Board of Directors increased the amount of Ordinary shares reserved for issuance under the 2007 Plan by additional 250,000 Ordinary shares and extended the 2007 Plan by 10 years whereas it will expire on August 1, 2027. As of June 30, 2018, an aggregate of 1,000,000 Ordinary shares of the Company are available for future grants under the 2007 Plan. Each option granted under the 2007 Plan is exercisable for a period of ten years from the date of the grant of the option

The exercise price for each option is determined by the Board of Directors and set forth in the Company’s award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2007 Plan.

A summary of employee option activity under the 2007 Plan as of June 30, 2018 and changes during the six months ended June 30, 2018 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	309,309	$4.38	3.97	$1,237
Granted	-	$-
Exercised	(625)	$4.00
Forfeited	(21,875)	$6.89

Outstanding at June 30, 2018	286,809	$4.19	3.25	$1,179

Exercisable at June 30, 2018	280,559	$4.15	3.21	$1,165

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on June 30, 2018. This amount is changed based on the market value of the Company’s Ordinary shares. Total intrinsic value of options exercised during the six-month period ended June 30, 2018 and 2017 was $3 and $348, respectively. As of June 30, 2017, there was $3 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. This cost is expected to be recognized the second half of 2018.

c.	On September 4, 2012, the Company’s Board of Directors adopted a dividend distribution policy, subject to any applicable law. According to this policy, each year the Company will distribute a dividend of up to 50% of its annual distributable profits. It is possible that the Board of Directors will decide, subject to the conditions stated above, to declare additional dividend distributions. The Company’s Board of Directors may at its discretion and at any time, change, the rate of dividend distributions and/or not to distribute a dividend, whether as a result of a one-time decision or a change in policy, all at its discretion.

On August 9, 2017, the Company’s Board of Directors decided to amend the dividend distribution policy announced on September 5, 2012. According to the Company’s amended policy, each year the Company will distribute a dividend of up to 75% of its annual distributable profits. The Company’s Board of Directors may at its discretion and at any time, change, whether as a result of a one-time decision or a change in policy, the rate of dividend distributions and/or decide not to distribute a dividend, all at its discretion. On August 13, 2017, the Company declared a dividend distribution of $ 0.13 per share ($ 5,779 in the aggregate) which was paid on September 13, 2017. On February 28, 2018, the Company declared a dividend distribution of $ 0.13 per share ($ 5,784 in the aggregate) which was paid on March 26, 2018. Subsequent to the balance sheet date, on August 8, 2018, the Company declared a dividend distribution of $ 0.155 per share ($ 7,562 in the aggregate, see also Note 10) which was paid on September 5, 2018.